UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PARK CAPITAL MANAGEMENT DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001877944

PRKCM 2026-AFC6 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Charles J. Siegel, Chief Financial Officer, 714-831-3301

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PARK CAPITAL MANAGEMENT DEPOSITOR LLC

	By:	/s/ Charles J. Siegel
		Name:	Charles J. Siegel
		Title:	COO & CFO
Date: August 25, 2026

EXHIBIT INDEX

Exhibit Number

99.1 – Clayton Narrative

99.2 – Clayton Loan Level Tape Compare Upload

99.3 – Clayton Valuations Summary

99.4 – Clayton ATR QM Upload

99.5 – Clayton Rating Agency ATR QM Data Fields

99.6 – Clayton Conditions Report

99.7 – Clayton Waived Conditions Summary

99.8 – Clarifii Executive Summary

99.9 – Clarifii Rating Agency Grades Detail Report

99.10 – Clarifii Rating Agency Grades Summary Report

99.11 – Clarifii Valuation Report

99.12 – Clarifii ATR OR QM Report

99.13 – Clarifii Data Compare Report

99.14 – Canopy Narrative

99.15 – Canopy Supplemental Data Extract

99.16 – Canopy Rating Agency Grades Detail Report

99.17 – Canopy Rating Agency Grades Summary Report

99.18 – Canopy Valuation Report

99.19 – Canopy ATR QM Report

99.20 – Canopy Data Compare Report